Additional Information: Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information: Condensed Financial Statements of the Company [Abstract]
Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company

Condensed statements of comprehensive income/(loss) of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023	2024
Operating expenses	(4,289)	(3,919)	(1,910)
Loss before income tax	(4,472)	(3,284)	(2,002)
(Loss)/income from subsidiaries and former VIEs	(15,381)	6,095	6,560
Net (loss)/income	(19,853)	2,811	4,558

Schedule of Condensed Balance Sheets of the Parent Company

Condensed balance sheets of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2023	2024
Cash and cash equivalents	107	1,072
Amounts due from subsidiaries	127,282	126,329
Others	15	19
Total assets	127,404	127,420

Accounts payable, accrued expenses and other liabilities	58	295
Deficit in subsidiaries	106,746	101,966
Others	146	87
Amounts due to subsidiaries	3,633	4,232
Total liabilities	110,583	106,580
Total shareholders’ equity	16,821	20,840

Schedule of Condensed Statement of Cash Flows of the Parent Company

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023	2024
Cash flows from operating activities
Net cash used in operating activities	(3,355)	(605)	(435)
Cash flows from investing activities
Intercompany fund transfers	—	200	1,400
Net cash generated from investing activities	—	200	1,400
Cash flows from financing activities
Proceeds from exercise of share options	—	49	—
Proceeds from issuance of convertible bonds	4,735	—	—
Redemption of convertible bonds	(1,050)	—	—
Net cash generated from financing activities	3,685	49	—
Increase/(decrease) in cash and cash equivalents	330	(356)	965
Cash and cash equivalents at beginning of year	133	463	107
Cash and cash equivalents at end of year	463	107	1,072